Risk Management - Summary of Maturity Schedule of the Company's Finance Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance debt [line items]
Total	$ 84,175	$ 109,046
Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	85,279	110,530
Interest	51,359	60,728
Total	136,638	171,258
Not later than one year [member]
Disclosure of finance debt [line items]
Total	3,667	7,001
Not later than one year [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	2,408
Interest	4,952
Total	7,360
Later than one year and not later than two years [member]
Disclosure of finance debt [line items]
Total	3,921	6,476
Later than one year and not later than two years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	4,069
Interest	4,839
Total	8,908
Later than two years and not later than three years [member]
Disclosure of finance debt [line items]
Total	7,012	9,641
Later than two years and not later than three years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	7,148
Interest	4,574
Total	11,722
Later than three years and not later than four years [member]
Disclosure of finance debt [line items]
Total	10,317	12,745
Later than three years and not later than four years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	10,441
Interest	4,148
Total	14,589
Later than four years and not later than five years [member]
Disclosure of finance debt [line items]
Total	11,951	$ 18,014
Later than four years and not later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	12,118
Interest	3,516
Total	15,634
Later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	49,095
Interest	29,330
Total	$ 78,425